Property and Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Capitalized Computer Software, Amortization	$ 113	$ 89	$ 81
Depreciation	142	124	$ 100
Capitalized Computer Software, Net	$ 207	$ 171